Risk Report - Credit Risk Management - IFRS 9 Model sensitivity on forward-looking information (Detail: Text Values) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Credit Risk Management [Abstract]
Group allowance for credit losses	€ 6,600	€ 6,200
Impact on the Group's allowances for credit losses if for all Stage 1 borrowers Deutsche Bank lifetime expected credit losses were recorded	0.28	0.34
Groups allowance for credit losses in Stage 3 for homogeneous portfolios	€ 2,400	€ 2,300
Stage 3: ECL increase if the LGD for all homogeneous portfolios were to increase by 1%	28	26
Thereof in Germany	20	17
Thereof in Italy	5	5
Thereof in Spain	€ 2	€ 2